Concentration of risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Deposit Assets	$ 4,994,497	$ 3,521,677
First Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	80.70%	71.80%	64.30%
First Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	86.00%	52.30%
Second Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.30%	26.00%	35.70%
Second Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.40%	46.80%
First Vendors [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.30%	42.40%
First Vendors [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.10%	36.90%
Second Vendors [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.70%	29.70%
Second Vendors [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.20%	30.00%
Third Vendors [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%	15.10%
Third Vendors [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.30%
Vendor [Member] | Total Purchases [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%